UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of May 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

JPMorgan Short Term Bond Fund II
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010(Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 9.1%
50	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.450%, 05/15/14	50
125	AmeriCredit Automobile Receivables Trust, Series 2009-1, Class A3, 3.040%, 10/15/13	128
	Bank of America Auto Trust,
235	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	239
100	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	104
175	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	176
18	Capital One Prime Auto Receivables Trust, Series 2007-2, Class A3, 4.890%, 01/15/12	18
	CarMax Auto Owner Trust,
400	Series 2009-1, Class A3, 4.120%, 03/15/13	411
60	Series 2010-1, Class A3, 1.560%, 07/15/14	60
105	Series 2010-1, Class A4, 2.400%, 04/15/15	106
200	Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.820%, 01/15/16	204
215	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	216
	CNH Equipment Trust,
45	Series 2009-A, Class A3, 5.280%, 11/15/12	46
222	Series 2009-B, Class A3, 2.970%, 03/15/13	225
75	Series 2009-C, Class A3, 1.850%, 12/16/13	76
125	Series 2010-A, Class A3, 1.540%, 07/15/14	125
286	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	276
	Daimler Chrysler Auto Trust,
253	Series 2007-A, Class A3A, 5.000%, 02/08/12	255
150	Series 2008-B, Class A3A, 4.710%, 09/10/12	153
	Ford Credit Auto Owner Trust,
158	Series 2007-A, Class A3A, 5.400%, 08/15/11	159
200	Series 2009-B, Class A3, 2.790%, 08/15/13	204
433	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 0.523%, 02/25/36	356
	Harley-Davidson Motorcycle Trust,
320	Series 2007-1, Class A4, 5.210%, 06/17/13	329
100	Series 2009-4, Class A3, 1.870%, 02/15/14	100
532	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.523%, 07/25/36	480
	Honda Auto Receivables Owner Trust,
1,000	Series 2007-2, Class A4, 5.570%, 11/21/13	1,026
100	Series 2009-3, Class A3, 2.310%, 05/15/13	101
300	Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.670%, 01/15/14	302
	Nissan Auto Receivables Owner Trust,
400	Series 2009-1, Class A3, 5.000%, 09/15/14	414
500	Series 2009-A, Class A3, 3.200%, 02/15/13	511
358	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 0.543%, 02/25/36	336
400	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.533%, 03/25/36	369
84	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 0.523%, 12/25/35	82
603	USAA Auto Owner Trust, Series 2008-2, Class A3, 4.640%, 10/15/12	616
81	Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	82
511	Wachovia Auto Loan Owner Trust, Series 2008-1, Class A3, 4.270%, 04/20/12	516
	World Omni Auto Receivables Trust,
77	Series 2007-B, Class A3A, 5.280%, 01/17/12	78
40	Series 2010-A, Class A3, 1.340%, 12/16/13	40
45	Series 2010-A, Class A4, 2.210%, 05/15/15	45

	Total Asset-Backed Securities (Cost $9,142)	9,014
Collateralized Mortgage Obligations — 3.7%
	Agency CMO — 3.7%
	Federal National Mortgage Association REMICS,
246	Series 2005-31, Class PA, 5.500%, 10/25/34	268
200	Series 2005-48, Class MD, 5.000%, 04/25/34	213
813	Series 2006-43, Class G, 6.500%, 09/25/33	839
1,013	Series 2006-63, Class AB, 6.500%, 10/25/33	1,039
653	Series 2006-63, Class AE, 6.500%, 10/25/33	670
300	Series 2010-64, Class DM, 5.000%, 06/25/40	317
	Government National Mortgage Association,
6	Series 2002-24, Class FA, VAR, 0.837%, 04/16/32 (m)	6
305	Series 2003-105, Class VH, 4.500%, 01/16/28	324

	Total Collateralized Mortgage Obligations (Cost $3,623)	3,676
Commercial Mortgage-Backed Securities — 1.3%
23	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.176%, 11/10/41	23
	CS First Boston Mortgage Securities Corp.,
500	Series 2001-CP4, Class A4, 6.180%, 12/15/35	514
238	Series 2004-C3, Class A3, 4.302%, 07/15/36	238
76	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A2, 3.285%, 07/05/35	76
436	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A2, 3.246%, 03/15/29	436

	Total Commercial Mortgage-Backed Securities (Cost $1,277)	1,287
Corporate Bonds — 25.1%
	Consumer Discretionary — 2.1%
	Auto Components — 0.1%
65	Johnson Controls, Inc., 4.875%, 09/15/13	69

	Automobiles — 0.1%
50	Daimler Finance North America LLC, 6.500%, 11/15/13	56

	Hotels, Restaurants & Leisure — 0.1%
80	McDonald's Corp., 8.875%, 04/01/11 (a)	85

	Media — 1.8%
1,000	Comcast Cable Communications LLC, 6.750%, 01/30/11	1,035
725	Time Warner, Inc., 5.500%, 11/15/11	766

		1,801
	Multiline Retail — 0.0% (g)
50	Kohl's Corp., 7.375%, 10/15/11	54

	Total Consumer Discretionary	2,065
	Consumer Staples — 2.4%
	Beverages — 1.4%
45	Bottling Group LLC, 5.000%, 11/15/13	49
160	Coca-Cola Co. (The), 3.625%, 03/15/14	169
1,050	Coca-Cola Enterprises, Inc., 4.250%, 09/15/10	1,061
85	PepsiCo, Inc., 3.750%, 03/01/14	90

		1,369
	Food & Staples Retailing — 0.0% (g)
45	Wal-Mart Stores, Inc., 7.250%, 06/01/13	52

	Food Products — 1.0%
120	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	128
50	Cargill, Inc., 4.375%, 06/01/13 (e)	53
35	General Mills, Inc., 5.250%, 08/15/13	39
	Kraft Foods, Inc.,
600	6.000%, 02/11/13	662
100	6.250%, 06/01/12	109

		991
	Total Consumer Staples	2,412
	Energy — 0.8%
	Oil, Gas & Consumable Fuels — 0.8%
15	Anadarko Petroleum Corp., 5.750%, 06/15/14	16
35	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (e)	37
45	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	50
467	Qatar Petroleum, (Qatar), 5.579%, 05/30/11 (e)	473
	Shell International Finance B.V., (Netherlands),
20	1.300%, 09/22/11	20
45	1.875%, 03/25/13	45
100	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	110

	Total Energy	751
	Financials — 13.4%
	Capital Markets — 1.0%
200	Bank of New York Mellon Corp. (The), 4.500%, 04/01/13	214
100	BlackRock, Inc., 2.250%, 12/10/12	101
600	Goldman Sachs Group, Inc. (The), 5.300%, 02/14/12	623
60	Northern Trust Corp., 5.500%, 08/15/13	67

		1,005
	Commercial Banks — 2.0%
45	Bank of Nova Scotia, (Canada), 2.250%, 01/22/13	46
240	BB&T Corp., 6.500%, 08/01/11	252
	Deutsche Bank AG, (Germany),
75	3.875%, 08/18/14	77
100	5.375%, 10/12/12	107
20	M&T Bank Corp., 5.375%, 05/24/12	21
100	PNC Funding Corp., 3.625%, 02/08/15	102
135	State Street Corp., 4.300%, 05/30/14	141
250	U.S. Bank N.A., 6.375%, 08/01/11	264
800	Wachovia Corp., 5.300%, 10/15/11	836
128	Westpac Banking Corp., (Australia), 2.250%, 11/19/12	129

		1,975
	Consumer Finance — 1.1%
80	American Express Credit Corp., 7.300%, 08/20/13	90
20	Capital One Financial Corp., 7.375%, 05/23/14	23
720	HSBC Finance Corp., 6.375%, 11/27/12	776
200	John Deere Capital Corp., 5.250%, 10/01/12	216

		1,105
	Diversified Financial Services — 2.5%
	Bank of America Corp.,
50	4.900%, 05/01/13	52
100	7.375%, 05/15/14	110
	BP Capital Markets plc, (United Kingdom),
60	3.125%, 03/10/12	61
80	3.625%, 05/08/14	81
	Caterpillar Financial Services Corp.,
150	5.750%, 02/15/12	162
50	6.125%, 02/17/14	56
	Citigroup, Inc.,
450	5.250%, 02/27/12	463
45	6.375%, 08/12/14	48
200	CME Group, Inc., 5.400%, 08/01/13	219
	General Electric Capital Corp.,
1,000	5.500%, 04/28/11	1,036
125	5.900%, 05/13/14	137
50	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	50
20	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	20

		2,495
	FDIC Guaranteed Securities — 5.9% (~)
600	Bank of America Corp., 3.125%, 06/15/12	625
600	Citigroup, Inc., 2.875%, 12/09/11	618
	General Electric Capital Corp.,
700	2.125%, 12/21/12	714
800	3.000%, 12/09/11	825
300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	313
600	HSBC USA, Inc., 3.125%, 12/16/11	621
400	John Deere Capital Corp., 2.875%, 06/19/12	414
1,300	Morgan Stanley, 2.900%, 12/01/10	1,316
400	SunTrust Bank, 3.000%, 11/16/11	412

		5,858
	Insurance — 0.1%
100	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	108

	Real Estate Investment Trusts (REITs) — 0.0% (g)
13	Simon Property Group LP, 4.200%, 02/01/15	14

	Thrifts & Mortgage Finance — 0.8%
700	Countrywide Financial Corp., 5.800%, 06/07/12	738

	Total Financials	13,298
	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
50	Eli Lilly & Co., 3.550%, 03/06/12	52

	Industrials — 0.6%
	Aerospace & Defense — 0.3%
150	Boeing Co. (The), 5.125%, 02/15/13	163
100	Honeywell International, Inc., 3.875%, 02/15/14	107

		270
	Machinery — 0.0% (g)
40	PACCAR, Inc., 6.875%, 02/15/14	46

	Road & Rail — 0.3%
100	Burlington Northern Santa Fe LLC, 5.900%, 07/01/12	108
30	Canadian National Railway Co., (Canada), 4.950%, 01/15/14	32
80	CSX Corp., 6.300%, 03/15/12	86
70	Union Pacific Corp., 5.450%, 01/31/13	76

		302
	Total Industrials	618
	Information Technology — 0.7%
	Computers & Peripherals — 0.2%
25	Dell, Inc., 5.625%, 04/15/14	28
	Hewlett-Packard Co.,
20	2.950%, 08/15/12	21
120	4.250%, 02/24/12	126
60	International Business Machines Corp., 4.750%, 11/29/12	65

		240
	IT Services — 0.1%
50	Electronic Data Systems LLC, 6.000%, 08/01/13	56

	Office Electronics — 0.1%
110	Xerox Corp., 8.250%, 05/15/14	128

	Software — 0.3%
140	Microsoft Corp., 2.950%, 06/01/14	145
140	Oracle Corp., 4.950%, 04/15/13	153

		298
	Total Information Technology	722
	Materials — 0.1%
	Chemicals — 0.1%
	EI du Pont de Nemours & Co.,
45	3.250%, 01/15/15	46
100	5.000%, 01/15/13	109

	Total Materials	155
	Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.0%
450	AT&T, Inc., 6.700%, 11/15/13	515
130	France Telecom S.A., (France), 4.375%, 07/08/14	138
50	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	52
950	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11	991
250	Verizon Florida LLC, 6.125%, 01/15/13	272

		1,968
	Wireless Telecommunication Services — 0.2%
120	Cellco Partnership/Verizon Wireless Capital LLC, 3.750%, 05/20/11	123
70	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	73

		196
	Total Telecommunication Services	2,164
	Utilities — 2.8%
	Electric Utilities — 2.6%
	Appalachian Power Co.,
650	5.550%, 04/01/11	673
200	5.650%, 08/15/12	215
50	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	56
30	Duke Energy Corp., 3.950%, 09/15/14	31
1,150	MidAmerican Energy Co., 5.650%, 07/15/12	1,246
250	Nisource Finance Corp., 7.875%, 11/15/10	257
15	Progress Energy, Inc., 6.050%, 03/15/14	17
20	Southern California Edison Co., 4.150%, 09/15/14	21
10	Southern Co., 4.150%, 05/15/14	11
50	Spectra Energy Capital LLC, 5.668%, 08/15/14	53

		2,580
	Multi-Utilities — 0.2%
130	Dominion Resources, Inc., 5.700%, 09/17/12	140
20	PG&E Corp., 5.750%, 04/01/14	22

		162
	Total Utilities	2,742
	Total Corporate Bonds (Cost $24,029)	24,979
Foreign Government Securities — 0.1%
	Province of Ontario, (Canada),
100	2.950%, 02/05/15	101
45	4.100%, 06/16/14	48

	Total Foreign Government Securities (Cost $145)	149
Mortgage Pass-Through Security — 0.3%
257	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 04/01/21 (Cost $272)	278

U.S. Government Agency Securities — 27.2%
	Federal Farm Credit Banks,
400	2.625%, 04/17/14	411
685	4.900%, 03/06/13	750
	Federal Home Loan Bank System,
700	1.125%, 05/18/12	702
1,000	1.875%, 06/21/13	1,009
4,000	3.625%, 10/18/13	4,256
1,400	4.000%, 09/06/13	1,503
	Federal Home Loan Mortgage Corp.,
1,350	3.000%, 07/28/14	1,405
8,050	5.250%, 07/18/11	8,470
	Federal National Mortgage Association,
900	1.000%, 04/04/12	901
2,703	4.000%, 03/27/13	2,884
4,000	4.375%, 03/15/13	4,326
400	4.750%, 02/21/13	436

	Total U.S. Government Agency Securities (Cost $26,341)	27,053
U.S. Treasury Obligations — 31.7%
	U.S. Treasury Notes,
5,775	0.875%, 02/29/12	5,791
500	1.000%, 04/30/12	502
10,500	1.125%, 01/15/12	10,579
2,550	1.375%, 09/15/12	2,577
1,420	1.375%, 02/15/13	1,428
4,650	1.750%, 11/15/11	4,727
3,175	1.750%, 08/15/12	3,238
2,500	2.750%, 10/31/13	2,602

	Total U.S. Treasury Obligations (Cost $31,174)	31,444
SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
1,074	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $1,074)	1,074
	Total Investments —99.6% (Cost $97,077)	98,954
	Other Assets in Excess of Liabilities — 0.4%	373
	NET ASSETS — 100.0%	$99,327

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
CMO	—	Collateralized Mortgage Obligation
REMICS	—	Real Estate Mortgage Investment Conduits
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

~
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,080
Aggregate gross unrealized depreciation	(203)
Net unrealized appreciation/depreciation	$1,877
Federal income tax cost of investments	$97,077

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,074	$97,880	$–	$98,954

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

July 28, 2010